Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Statement [Line Items]
Profit for the year	₨ 48,936	$ 587	₨ 674,522	₨ 1,257,945
Adjustments for:
Depreciation and amortization & Impairment of goodwill	4,773,414	57,253	3,971,865	3,298,047
(Gain) / loss on sale of property, plant and equipment	419	5	(10,783)	(4,825)
Deposits/Advances no longer payable written back | $		0
Provision for doubtful receivables/ advances	265,000	3,178	371,890	433,723
Stock compensation expense	6,874	82	16,494	22,885
Net finance (income) / expense	1,935,528	23,215	1,429,617	1,024,519
Unrealized (gain)/ loss on account of exchange differences	69,359	832	(42,660)	(15,509)
Amortization of leasehold prepayments	1,390	17	(1,515)	0
Tax expense	183,100	2,196	346,499	590,262
Cash flow from operating activities before working capital changes	7,284,020	87,365	6,755,929	6,607,047
Change in trade and other receivables	(481,267)	(5,772)	(400,481)	(4,080,446)
Change in inventories	(1,451,400)	(17,408)	465,280	(992,465)
Change in Contract Assets	26,045	312	(1,298)	(43,767)
Change in Contract Costs	(31,555)	(378)	178,528	(248,877)
Change in Contract Liabilities	840,918	10,086	706,485	1,282,743
Change in other assets	(1,477,571)	(17,722)	(789,470)	(301,328)
Change in trade and other payables	2,827,200	33,910	2,843,263	1,366,459
Change in Other Bank Deposits	(1,288,700)	(15,457)	0	0
Change in employee benefits	19,952	239	(57,047)	(69,815)
Cash generated from operations	6,267,642	75,175	9,701,189	3,519,551
Income taxes (paid)/ refund received	(1,284,269)	(15,404)	(1,362,951)	(1,274,883)
Net cash from / (used in) operating activities	4,983,373	59,771	8,338,238	2,244,668
Cash flows from / (used in) investing activities
Acquisition of property, plant and equipment	(11,121,455)	(133,292)	(11,616,131)	(6,801,252)
Expenditure on intangible assets | ₨			(417,466)	(333,867)
Proceeds from sale of property, plant and equipment	2,171	26	10,783	4,929
Investments in corporate debt securities & Equity	(153,640)	(1,843)	(546,886)	(263,904)
Finance income received	265,391	3,183	155,756	40,071
Amount paid for acquisition of right of use assets	(1,255,635)	(15,060)	(1,178,320)	(239,318)
Net cash from / (used in) investing activities	(12,263,168)	(146,986)	(13,592,264)	(7,593,341)
Cash flows from / (used in) financing activities
Proceeds from issue of shares on exercise of options (including share premium)	41,791	501	8,079	42,988
Proceeds from / (repayment) of borrowings (net)	10,628,405	127,479	6,829,485	5,557,074
Repayment of lease liabilities	(377,195)	(4,524)	(265,236)	(316,594)
Finance expenses paid	(2,849,121)	(34,173)	(1,627,907)	(1,113,528)
Net cash from / (used in) financing activities	7,443,880	89,283	4,944,421	4,169,940
Net increase / (decrease) in cash and cash equivalents	164,085	1,968	(309,605)	(1,178,733)
Cash and cash equivalents on April 1	3,893,729	46,702	4,202,018	5,378,388
Effect of exchange fluctuations on cash held	1,232	15	1,316	2,363
Cash and cash equivalents on March 31	₨ 4,059,046	$ 48,685	₨ 3,893,729	₨ 4,202,018